CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares		Dec. 31, 2016 CNY (¥) ¥ / shares shares		Dec. 31, 2015 CNY (¥) ¥ / shares shares
Income
Facilitation fee | ¥			¥ 231,709		¥ 0		¥ 0
Interest income | ¥			310,289		243,169		85,456
Service charges | ¥			201,386		447,181		177,152
Property lease and management | ¥			192,221		169,765		164,171
Other income | ¥			88,246		15,810		26,199
Total income | ¥			1,023,851		875,925		452,978
Operating Costs and Expenses (Income)
Interest expense | ¥			307,191		262,762		154,402
Interest expense, related parties | ¥			162,041		41,339		38,023
Provision for credit losses | ¥			(13,443)		116,032		62,376
Product development expense | ¥			82,375		62,647		38,325
Property and management cost | ¥			112,030		109,568		109,778
Selling and marketing | ¥			181,176		89,620		20,913
General and administrative | ¥			204,077		198,787		106,932
Total operating costs and expenses | ¥			1,035,447		880,755		530,749
Loss from continuing operations before income taxes | ¥			(11,596)		(4,830)		(77,771)
Income tax (benefit) provision | ¥			(878)		8,534		(17,820)
Loss from continuing operations | ¥			(10,718)		(13,364)		(59,951)
Income from discontinued operations, net of taxes | ¥			2,336		1,094		51,072
Net loss | ¥			¥ (8,382)		¥ (12,270)		¥ (8,879)
(Loss) earnings per share
Basic: Continuing operations | ¥ / shares			¥ (0.23)	[1]	¥ (0.28)	[1]	¥ (1.27)
Basic: Discontinued operations | ¥ / shares			0.05	[1]	0.02	[1]	1.08
Basic: (Loss) Earnings Per Share | ¥ / shares	[1]		(0.18)		(0.26)		(0.19)
Diluted: Continuing operations | ¥ / shares			(0.23)	[1]	(0.28)	[1]	(1.27)
Diluted: Discontinued operations | ¥ / shares			0.05	[1]	0.02	[1]	1.08
Diluted: (Loss) Earnings Per Share | ¥ / shares	[1]		¥ (0.18)		¥ (0.26)		¥ (0.19)
Weighted average shares outstanding
Basic | shares	[1]	47,271,473	47,271,473		47,113,656		47,100,290
Diluted | shares	[1]	47,271,473	47,271,473		47,113,656		47,100,290
USD
Income
Facilitation fee | $		$ 35,461
Interest income | $		47,487
Service charges | $		30,820
Property lease and management | $		29,418
Other income | $		13,505
Total income | $		156,691
Operating Costs and Expenses (Income)
Interest expense | $		47,013
Interest expense, related parties | $		24,799
Provision for credit losses | $		(2,057)
Product development expense | $		12,607
Property and management cost | $		17,145
Selling and marketing | $		27,727
General and administrative | $		31,232
Total operating costs and expenses | $		158,466
Loss from continuing operations before income taxes | $		(1,775)
Income tax (benefit) provision | $		(134)
Loss from continuing operations | $		(1,641)
Income from discontinued operations, net of taxes | $		358
Net loss | $		$ (1,283)
(Loss) earnings per share
Basic: Continuing operations | $ / shares	[1]	$ (0.03)
Basic: Discontinued operations | $ / shares	[1]	0.01
Basic: (Loss) Earnings Per Share | $ / shares	[1]	(0.02)
Diluted: Continuing operations | $ / shares	[1]	(0.03)
Diluted: Discontinued operations | $ / shares	[1]	0.01
Diluted: (Loss) Earnings Per Share | $ / shares	[1]	$ (0.02)
Weighted average shares outstanding
Basic | shares	[1]	47,271,473	47,271,473
Diluted | shares	[1]	47,271,473	47,271,473

[1]	All per share amounts and shares outstanding for all periods have been retroactively restated to reflect Fincera's 2 for 1 stock split, which was effective on November 1, 2017.